INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2013
INCOME AND MINING TAXES
INCOME AND MINING TAXES

9.   INCOME AND MINING TAXES

Income and mining taxes expense (recovery) is comprised of the following geographic components:

	Year Ended December 31,

	2013	2012	2011

Current income and mining taxes:

Canada	$7,934	$8,750	$62,382

Mexico	29,968	33,531	3,496

Finland	14,492	9,799	222

	52,394	52,080	66,100

Deferred income and mining taxes:

Canada	(95,344)	26,041	(341,038)

Mexico	93,665	25,284	54,996

Finland	(14,871)	20,820	10,269

	(16,550)	72,145	(275,773)

Income and mining taxes	$35,844	$124,225	$(209,673)

Cash income and mining taxes paid in 2013 were $56.5 million (2012 – $57.0 million; 2011 – $110.9 million).

The income and mining taxes expense (recovery) is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	2013	2012	2011

Combined federal and composite provincial tax rates	26.3%	26.3%	27.8%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	1.4	3.6	5.9

Tax law changes	(13.6)	–	(2.7)

Impact of foreign tax rates	2.4	(1.5)	(0.2)

Permanent differences	(25.1)	1.0	(1.6)

Valuation allowances	(0.9)	1.2	(0.3)

Impact of changes in income tax rates	(0.2)	(2.1)	(2.0)

Actual rate as a percentage of pre-tax income	(9.7)%	28.5%	26.9%

The following table sets out the components of Agnico Eagle's deferred income and mining tax liabilities (assets):

	Liabilities (Assets) as at December 31,

	2013	2012

Mining properties	$808,449	$761,508

Net operating and capital loss carryforwards	(129,019)	(102,005)

Mining duties	(68,728)	(36,158)

Reclamation provisions	(44,242)	(42,688)

Valuation allowance	26,860	30,570

Deferred income and mining tax liabilities	$593,320	$611,227

All of Agnico Eagle's deferred income and mining tax assets and liabilities are denominated in the local currency based on the jurisdiction in which the Company paid taxes, except for Canada, and were translated into US dollars using the exchange rate in effect at the applicable consolidated balance sheet dates. For Canadian income tax purposes, for December 31, 2008 and subsequent years, the Company elected to use the US dollar as its functional currency.

The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company's business conducted within the country involved.

A reconciliation of the beginning and ending amounts of the unrecognized tax benefits is set out below:

	2013	2012	2011

Unrecognized tax benefits, beginning of year	$10,867	$1,200	$1,630

Additions (reductions)	–	9,667	(430)

Unrecognized tax benefit, end of year	$10,867	$10,867	$1,200

The full amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate. The Company does not expect its unrecognized tax benefits to change significantly over the next year.

The Company is subject to taxes in Canada, Mexico and Finland, each with varying statutes of limitations. The 2007 through 2013 taxation years generally remain subject to examination.